Chief Executive Officer Retirement (Notes)	12 Months Ended
Dec. 31, 2015
Related Party Transaction [Line Items]
Related Party Transactions Disclosure [Text Block]
Chief Executive Officer Retirement

On February 24, 2015, the Company announced that David Brain, its then President and Chief Executive Officer, was retiring from the Company. In connection with his retirement, Mr. Brain and the Company entered into a Retirement Agreement pursuant to which he agreed to retire on March 31, 2015 in consideration for certain retirement severance benefits substantially equal to those benefits that would be payable to him under his employment agreement if he were terminated without cause. As a result, the Company recorded retirement severance expense (including share-based compensation costs) during the year ended December 31, 2015 of $18.6 million. Retirement severance expense includes a cash payment of $11.8 million, $5.0 million for the accelerated vesting of 113,900 nonvested shares, $1.4 million for the accelerated vesting of 101,640 share options and $0.4 million of related taxes and other expenses.